RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions			$ 32,000
Interest accrued on loan payable, related party transactions			1,200
Expense from share-based payment transactions with parties other than employees			600
Extinguishment of loan, related party transactions, foreign currency difference	$ 8,800
Related parties
Disclosure of transactions between related parties [line items]
Finance expense, related party transactions			60
Cash repayments of advances and loans from related parties			20,750
Services received, related party transactions		$ 100	$ 200